Ivy Funds

Supplement dated June 13, 2011 to the

Ivy Funds Statement of Additional Information dated July 30, 2010 and as supplemented October 7, 2010, November 19, 2010, December 1, 2010,

March 8, 2011 and June 9, 2011

Reorganization and Closure of Ivy Capital Appreciation Fund

On June 10, 2011, Ivy Capital Appreciation Fund merged into Ivy Large Cap Growth Fund. The Ivy Capital Appreciation Fund has been liquidated and has terminated operations as a management investment company.

Supplement	Prospectus	1